LONG-TERM DEBT - Summary of long-term debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Jan. 13, 2023 CAD ($)	Jan. 12, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
LONG-TERM DEBT
Long-term debt, before adjustments	$ 5,356.6				$ 5,408.2
Change in fair value related to hedged interest rate risk	(5.6)				8.3
Financing costs, net of amortization	(32.7)				(36.4)
Total long-term debt	5,318.3			$ 2,298.5	5,380.1	$ 2,156.6	$ 4,111.5
Fair value of related hedging derivative instruments was in an asset position	$ 196.1				116.3
Bank credit facility
LONG-TERM DEBT
Interest rate	5.92%			5.92%
Long-term debt, before adjustments	$ 77.5				285.0
Pledged assets	8,741.7				8,900.3
Secured revolving credit facility matures in July 2026
LONG-TERM DEBT
Principal amount	1,500.0
Secured revolving credit facility
LONG-TERM DEBT
Long-term debt, before adjustments	77.5				285.0
Principal amount		$ 2,000.0	$ 1,500.0
Senior Notes
LONG-TERM DEBT
Long-term debt, before adjustments	$ 5,279.1				$ 5,123.2
Senior Notes | Bottom of range
LONG-TERM DEBT
Redemption period	3 years
Senior Notes | Top of range
LONG-TERM DEBT
Redemption period	5 years